Flowthrough Share Premium Liability (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Flow Through premium Liability [Member]
Statement [Line Items]
Balance, beginning of the year	$ 3,124	$ 7,644
Flow-through eligible expenditures	(3,124)	(4,520)
Balance, end of the year	0	3,124
EXpenditures [Member]
Statement [Line Items]
Balance, beginning of the year	7,290	18,079
Flow-through eligible expenditures	(7,290)	(10,789)
Balance, end of the year	$ 0	$ 7,290